Nature of Operations, Background and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

1. Nature of Operations, Background and Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and pursuant to the instructions to Form 10-Q and Rule 10-01 of Regulation S-X of the United States Securities and Exchange Commission (the “SEC”). Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a comprehensive presentation of financial position, results of operations or cash flows. It is Xcel Brands, Inc.’s, (the “Company’s”) opinion, however, that the accompanying unaudited condensed consolidated financial statements include all adjustments, which are of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.
The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements for the year ended December 31, 2014 and notes thereto beginning on page F-23, together with Management’s Discussion and Analysis of Financial Condition and Results of Operations contained elsewhere in this prospectus. The interim results for the three months ended March 31, 2015 are not necessarily indicative of the results to be expected for the year ending December 31, 2015 or for any future interim periods.
The Company is a brand development and media company engaged in the design, licensing, marketing and direct to consumer sales of branded apparel, footwear, accessories, jewelry and home goods, and the acquisition of additional high profile consumer lifestyle brands, including the Isaac Mizrahi brand (the “Isaac Mizrahi Brand”), the Judith Ripka brand (the “Ripka Brand”), certain rights of the Liz Claiborne New York brand (“LCNY Brand”), and the H by Halston and H Halston brands (collectively, the “H Halston Brands”).
The Company operates in a “working capital light” business model, wherein the Company licenses its brands to third parties, provides certain design services, and generates royalty and design and service fee revenues through licensing and other agreements with wholesale manufacturers, sourcing and design companies and retailers. This includes licensing its own brands for promotion and distribution through an omni-channel retail sales strategy, including distribution through direct-response television (i.e., QVC, Inc. (“QVC”) and The Shopping Channel), the internet and traditional brick-and-mortar retail channels. The Isaac Mizrahi Brand and LCNY Brand are licensed through the Company’s wholly-owned subsidiary, IM Brands, LLC (“IM Brands”) (the “Isaac Mizrahi Business”), the Ripka Brand is licensed through the Company’s wholly-owned subsidiary, JR Licensing, LLC (“JR Licensing”) and the H Halston Brands are licensed through the Company’s wholly-owned subsidiary, H Licensing, LLC (“H Licensing”).
From June 2013 through December 2014, the Company operated its retail business through its wholly-owned subsidiary, IMNY Retail Management, LLC. In December 2014, the Company discontinued its retail stores. Accordingly, the Company’s retail operations are treated as discontinued operations and prior periods presented have been reclassified to give effect to this change (see Note 8).
As a result of the Company’s discontinued operations, certain reclassifications have been made to the prior period condensed consolidated financial statements to conform to the current period presentation.

Recent Accounting Pronouncements

In May 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-09, “Revenue from Contracts with Customers” (“ASU 2014-09”). ASU 2014-09 provides guidance for revenue recognition and affects any entity that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets and supersedes the revenue recognition requirements in Topic 605, “Revenue Recognition,” and most industry-specific guidance. The core principle of ASU 2014-09 is the recognition of revenue when a company transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled to in exchange for those goods or services. ASU 2014-09 defines a five-step process to achieve this core principle and, in doing so, companies will need to use more judgment and make more estimates than under the current guidance. These may include identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. ASU 2014-09 is effective for fiscal years beginning after December 15, 2016 and interim periods therein, using either of the following transition methods: (i) a full retrospective approach reflecting the application of the standard in each prior reporting period with the option to elect certain practical expedients, or (ii) a retrospective approach with the cumulative effect of initially adopting ASU 2014-09 recognized at the date of adoption (which includes additional footnote disclosures). Early adoption is not permitted. The Company is currently evaluating the method and impact the adoption of ASU 2014-09 will have on the Company’s consolidated financial statements and disclosures. In April 2015, the FASB proposed deferring the effective date of ASU 2014-09 for one year, and proposed some modifications to the original provisions. These proposals are pending.
In April 2015, the FASB issued ASU No. 2015-03, “Interest — Imputation of Interest” (“ASU 2015-03”). ASU 2015-03 simplifies the presentation of debt issuance costs by requiring that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts or premiums. The recognition and measurement guidance for debt issuance costs would not be affected by the amendments of ASU 2015-03. For public business entities, ASU 2015-03 is effective for financial statements issued for fiscal years beginning after December 31, 2015, and interim periods within those fiscal years. For all other entities, ASU 2015-03 is effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within fiscal years beginning after December 15, 2016. Early adoption is permitted for financial statements that have not been previously issued.

1. Nature of Operations, Background and Basis of Presentation

Xcel Brands, Inc. (“Xcel” and, together with its subsidiaries, the “Company”) was incorporated on August 31, 1989 in the State of Delaware under the name Houston Operating Company. On April 19, 2005, the Company changed its name to NetFabric Holdings, Inc., and on September 29, 2011, the Company changed its name to Xcel Brands, Inc. The Company is a brand management and development company engaged in the design, licensing, marketing and retail sales of branded apparel, footwear, accessories and home goods, and the acquisition of additional high profile consumer lifestyle brands, including the Isaac Mizrahi brand (the “Isaac Mizrahi Brand”), the Judith Ripka brand (the “Ripka Brand”), certain rights of the Liz Claiborne New York brand (“LCNY Brand”), as well as two recently acquired brands, H by Halston and H Halston.
The Company operates in a “working capital light” business model, wherein the Company licenses its brands to third parties, provides certain design services, and generates royalty and design and service fee revenues through licensing and other agreements with wholesale manufacturers, sourcing and design companies and retailers. This includes licensing its own brands for promotion and distribution through an omni-channel retail sales strategy, including distribution through direct-response television (i.e., QVC, Inc. (“QVC”) and The Shopping Channel), the internet and traditional brick-and-mortar retail channels. The Isaac Mizrahi Brand and LCNY Brand are licensed through the Company’s wholly-owned subsidiary, IM Brands, LLC (“IM Brands”) (the “Isaac Mizrahi Business”) and the Ripka Brand is licensed through the Company’s wholly-owned subsidiary, JR Licensing, LLC (“JR Licensing”).
From June 2013 through December 2014, the Company operated its retail business through its wholly-owned subsidiary, IMNY Retail Management, LLC (“Retail Management”). Retail Management launched an e-commerce platform under the Company’s Isaac Mizrahi Brand in May 2014. With the Ripka Brand acquisition, the Company also acquired the rights to the Ripka e-commerce site. The Company opened its first retail store in June 2013 in Southampton, New York (the “Southampton Store”) and opened its second retail store in Atlanta, GA (the “Georgia Store”) in March 2014. In December 2014, the Company decided to discontinue its retail stores. The Company will continue to operate e-commerce as a component of the Company’s licensing business. As of December 31, 2014, the Company’s retail operations will be treated as discontinued operations and prior periods presented have been reclassified to give effect to this change (see Note 12).
As a result of the Company’s discontinued operations, certain reclassifications have been made to the prior year consolidated financial statements to conform to the current year presentation.